Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - EQRx, INC. [Member] - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense, Total		$ 1,800,000	$ 70,000	$ 346
Research and Development Expense [Member]
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense, Total		541,000	8,000
General and Administrative Expense [Member]
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense, Total		$ 1,259,000	$ 62,000